Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
NET REVENUE
Revenue	$ 2,781,621	$ 1,400,318	$ 8,431,208	$ 6,209,051
Revenue - Related Party	1,330,616	751,755	3,696,214	1,542,411
TOTAL NET REVENUE	4,112,237	2,152,073	12,127,422	7,751,462
REVENUE SHARE EXPENSE	2,008,092	1,381,733	6,174,614	3,411,396
GROSS MARGIN	2,104,145	770,340	5,952,808	4,340,066
Operating expenses
Stock-based compensation			902,389	559,301
Depreciation and amortization	54,473	70,973	324,551	235,284
Lawsuit settlement				50,000
Other general and administrative expenses			6,855,834	5,076,993
OPERATING EXPENSES	2,295,341	1,660,778	8,082,774	5,921,578
LOSS FROM OPERATIONS	(191,196)	(890,438)	(2,129,966)	(1,581,512)
OTHER INCOME (EXPENSE)
Interest Income	2,017	7,756	25,937	42,309
Interest Expense
TOTAL OTHER INCOME (EXPENSE)	2,017	7,756	25,937	42,309
LOSS BEFORE PROVISION FOR INCOME TAXES	(189,179)	(882,682)	(2,104,029)	(1,539,203)
PROVISION FOR INCOME TAXES
NET LOSS	$ (189,179)	$ (882,682)	$ (2,104,029)	$ (1,539,203)
WEIGHTED AVERAGE SHARES OUTSTANDING
BASIC AND DILUTED	9,786,027	9,906,289	9,819,753	9,902,639
NET LOSS PER SHARE
BASIC AND DILUTED	$ (0.02)	$ (0.09)	$ (0.21)	$ (0.16)